Other receivables, prepayments and deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other receivables, prepayments and deposits
Utility deposits	$ 19	$ 15
Other receivables	225	63
Other prepayments	227	241
Other receivables, prepayments and deposits, net	471	319
Allowance for other receivables and prepayments, net of provision for credit losses	$ 2	$ 8	$ 3